INCOME TAX - Reconciliation of Income before Income Tax and Income Tax Expense Recognized in Profit or Loss (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Major components of tax expense (income) [abstract]
Income before tax	$ 2,041,654.7		$ 1,405,840.0	$ 979,316.5
Income tax expense at the statutory rate	414,946.5		280,827.9	197,935.7
Tax effect of adjustment items:
Adjusting items in determining taxable income	(23,175.8)		(5,647.5)	(7,642.2)
Additional income tax on unappropriated earnings	64,394.7		44,131.1	29,221.8
Unrecognized deductible temporary differences	0.0		729.2	0.0
Unrecognized operating loss carryforward	6,637.7		2,263.1	0.0
The origination and reversal of temporary differences	6,472.8		916.0	3,210.1
Operating loss carryforward	(3,724.5)		(2,654.9)	0.0
Income tax credits	(62,262.2)		(46,577.5)	(61,905.4)
Tax effect of adjustment items:	403,289.2		273,987.4	160,820.0
Income tax adjustments on prior years	(56,886.1)		(26,042.7)	(32,775.5)
Other income tax adjustments	126.7		371.4	244.3
Income tax expense recognized in profit or loss	$ 346,529.8	$ 11,046.5	$ 248,316.1	$ 128,288.8